Supplement dated June 1, 2015 to the Wilmington Funds (the “Trust”) Prospectus dated August 31, 2014, as revised December 1, 2014 (the “Prospectus”)

Effective June 1, 2015, the information in the Prospectus with respect to the Wilmington Multi-Manager Real Asset Fund (the “Fund”) will be amended, supplemented or replaced as follows:

Addition of Portfolio Manager

Effective June 1, 2015, Joshua A. Savadove, CFA, CAIA and Jordan Strauss, CFA, of Wilmington Trust Investment Advisors, Inc. will become portfolio managers of the Fund.

The following amends and replaces information in the sub-section entitled “Investment Sub-Advisors” on page 23 of the Prospectus:

Wilmington Trust Investment Advisors, Inc. (“WTIA”), CBRE Clarion Securities LLC (“CBRE Clarion”), Pacific Investment Management Company, LLC (“PIMCO”) and Parametric Portfolio Associates LLC (“Parametric”).

Portfolio Managers	Title	Service Date (with the Fund)
Thomas R. Pierce, CFA	Chief Investment Strategist at WTIA	2012
Todd Murphy, CFA, CAIA, CFP	Vice President at WTIA	2014
Joshua A. Savadove, CFA, CAIA	Vice President at WTIA	2015
Jordan Strauss, CFA	Vice President at WTIA	2015
T. Ritson Ferguson	Chief Executive Officer and Co-Chief Investment Officer at CBRE Clarion	2011
Steven D. Burton	Managing Director and Co-Chief Investment Officer at CBRE Clarion	2011
Joseph P. Smith	Managing Director and Co-Chief Investment Officer at CBRE Clarion	2011
Mihir P. Worah	Managing Director, Head of Real Return Portfolio Management Team at PIMCO	2011
David M. Stein, Ph.D.	Chief Investment Officer at Parametric – Seattle Investment Center	2014
Thomas C. Seto	Director of Portfolio Management and Trading at Parametric – Seattle Investment Center	2014

The following amends and replaces information on page 109 of the Prospectus under the sub-section entitled “Portfolio Manager Responsibilities” for the Fund:

Multi-Manager Real Asset Fund – Thomas R. Pierce, CFA, Todd Murphy, CFA, CAIA, CFP, Joshua A. Savadove, CFA, CAIA and Jordan Strauss, CFA are responsible for the day-to-day management of the Real Asset Fund including the portion allocated to the enhanced cash strategy. T. Ritson Ferguson, Steven D. Burton and Joseph P. Smith oversee the day-to-day management of the portion of the Real Asset Fund allocated to CBRE Clarion. Mihir P. Worah is a portfolio manager of the portion of the Real Asset Fund allocated to PIMCO and he is primarily responsible for the day-to-management of the PIMCO-managed portion. David M. Stein, Ph.D. and Thomas C. Seto oversee the day-to-day management of the portion of the Real Asset Fund allocated to Parametric.

The following biography is added to page 114 of the Prospectus under the sub-section entitled “Portfolio Manager Biographies”:

Jordan Strauss, CFA, is a Vice President at WTIA. Mr. Strauss conducts third-party manager due diligence of alternative investment strategies including hedge funds, private equity, and private real estate, and co-manages the Wilmington Multi-Manager Alternatives Fund. Mr. Strauss has nearly a decade of investment industry experience, with an extensive background in researching hedge funds and conducting due diligence on alternative investment strategies. Mr. Strauss holds a master’s degree in Engineering from Columbia University and a bachelor’s degree in Mathematics from the University of Vermont.

Please keep this Supplement for future reference.

Supplement dated June 1, 2015 to the Wilmington Funds (the “Trust”) Statement of Additional Information dated

August 31, 2014, as revised December 1, 2014 (the “SAI”)

Effective June 1, 2015, the information in the SAI with respect to the Wilmington Multi-Manager Real Asset Fund (the “Fund”) will be amended, supplemented or replaced as follows:

Addition of Portfolio Manager

Effective June 1, 2015, Joshua A. Savadove, CFA, CAIA and Jordan Strauss, CFA, of Wilmington Trust Investment Advisors, Inc. will become portfolio managers of the Fund.

The following information is added to page 84 of the SAI:

Portfolio Manager/Type of Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
Jordan Strauss
Registered Investment Companies:	0	$0
Other Pooled Investment Vehicles:	0	$0
Other Accounts:	0	$0

Dollar value range of shares owned in Multi-Manager Alternatives Fund: None

Dollar value range of shares owned in Multi-Manager Real Asset Fund: None

Please keep this Supplement for future reference.